GOODWILL IN-PROCESS RESEARCH AND DEVELOPMENT - Disclosure of IPR&D (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
In Process Research And Development [Line Items]
Inprocess Research And Development, Gross	$ 88,459
Changes In Inprocess Research And Development	28,929
In-process research and development	117,388	$ 117,388
Value assigned by Valuator
In Process Research And Development [Line Items]
Inprocess Research And Development, Gross	64,850
Value accepted by the Company and SalvaRx [Member]
In Process Research And Development [Line Items]
Inprocess Research And Development, Gross	53,570
IMM 60 IOX Melanoma & Lung Cancers [Member]
In Process Research And Development [Line Items]
Inprocess Research And Development, Gross	54,819
Changes In Inprocess Research And Development	29,394
In-process research and development	84,213
IMM 60 IOX Melanoma & Lung Cancers [Member] | Value assigned by Valuator
In Process Research And Development [Line Items]
Inprocess Research And Development, Gross	40,200
IMM 60 IOX Melanoma & Lung Cancers [Member] | Value accepted by the Company and SalvaRx [Member]
In Process Research And Development [Line Items]
Inprocess Research And Development, Gross	33,160
IMM 65 IOX Ovarian/Prostate Cancers [Member]
In Process Research And Development [Line Items]
Inprocess Research And Development, Gross	32,997
In-process research and development	32,997
IMM 65 IOX Ovarian/Prostate Cancers [Member] | Value assigned by Valuator
In Process Research And Development [Line Items]
Inprocess Research And Development, Gross	24,200
IMM 65 IOX Ovarian/Prostate Cancers [Member] | Value accepted by the Company and SalvaRx [Member]
In Process Research And Development [Line Items]
Inprocess Research And Development, Gross	19,960
Oncomer Saugatuck DNA Aptamers [Member]
In Process Research And Development [Line Items]
Inprocess Research And Development, Gross	643
Changes In Inprocess Research And Development	(465)
In-process research and development	178
Oncomer Saugatuck DNA Aptamers [Member] | Value assigned by Valuator
In Process Research And Development [Line Items]
Inprocess Research And Development, Gross	450
Oncomer Saugatuck DNA Aptamers [Member] | Value accepted by the Company and SalvaRx [Member]
In Process Research And Development [Line Items]
Inprocess Research And Development, Gross	$ 450